Related Party Transactions and Balances - Schedule of Major Related Parties and their Relationships (Details)	12 Months Ended
Sep. 30, 2024
Mr. Chan Ming Dave [Member]
Related Party Transaction [Line Items]
Relationship	Founder, ultimate shareholder
Ms. Yam Fung Yee Carrie [Member]
Related Party Transaction [Line Items]
Relationship	Founder’s family member
Exceptional Engineering Limited [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder who owned 70.19% and 61.72% of the equity interest of the Company as of September 30, 2023 and 2024, respectively